Commitments and contingencies	12 Months Ended
Dec. 31, 2012
Commitments and contingencies
Commitments and contingencies

12.   Commitments and contingencies

Operating leases

The Company leases office space under a noncancelable operating lease through February 2019. Rent expense was approximately $735,000 and $739,000 for the years ended December 31, 2011 and 2012, respectively. The Company also leases certain office equipment under operating leases. Future minimum lease payments as of December 31, 2012 are as follows:

2013	$879,000
2014	849,000
2015	849,000
2016	849,000
2017	849,000
Thereafter	1,113,000

$5,388,000

Other contingencies

Under various agreements, the Company will be required to pay royalties and milestone payments upon the successful development and commercialization of products. The Company has entered into funding agreements with The Wellcome Trust Limited (Wellcome Trust) for the research and development of small molecule compounds. To the extent that the Company develops and commercializes program intellectual property on a for-profit basis, it may become obligated to pay to Wellcome Trust development and regulatory milestone payments of up to an aggregate of $68.9 million and single-digit royalties on sales of any research program product. The Company's obligation to pay such royalties would continue on a country-by-country basis until the longer of the expiration of the last patent in the program intellectual property in such country covering the research program product and the expiration of market exclusivity of such product in such country.

The Company has also entered into a collaboration agreement with the SMA Foundation. The Company may become obligated to pay the SMA Foundation single-digit royalties on worldwide net product sales of any collaboration product that we successfully develop and subsequently commercialize or, if we outlicense rights to a collaboration product, a specified percentage of certain payments we receive from our licensee. The Company is not obligated to make such payments unless and until annual sales of a collaboration product exceed a designated threshold. The Company's obligation to make such payments would end upon our payment to the SMA Foundation of a specified amount.

The Company has employment agreements with certain employees which require the funding of a specific level of payments, if certain events, such as a change in control or termination without cause, occur.